CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 1,407,625	$ 763,439
Short-term investments	389,440	1,446,414
Restricted cash	241,306	140,652
Accounts receivable, net of allowances for doubtful accounts of $14,980 and $14,068, respectively (including due from related parties of $111,637 and $60,896 as of December 31, 2015 and 2016, respectively, Note 9)	210,328	228,732
Prepaid expenses and other current assets (Note 9)	407,373	135,416
Total current assets	2,656,072	2,714,653
Property and equipment, net (Note 9)	241,680	47,495
Long-term investments, net (Note 4)	1,318,207	1,212,640
Intangible assets, net (Note 6)	1,842	9,092
Goodwill (Note 6)	10,266	52,862
Other assets (Note 9)	56,807	320,205
Total assets	4,284,874	4,356,947
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $378,203 and $567,761 as of December 31, 2015 and 2016, respectively. Note 2):
Accounts payable	108,381	81,351
Amount due to customers	241,306	140,652
Accrued expenses and other current liabilities (Note 9)	452,751	265,490
Short-term bank loans	33,152
Income taxes payable	40,127	16,426
Deferred revenues (including deferred revenue from related parties of $14,748 and $19,186 as of December 31, 2015 and 2016, respectively)	95,566	79,528
Convertible debt (Note 18)		795,108
Total current liabilities	971,283	1,378,555
Long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $23,379 and $3,790 as of December 31, 2015 and 2016, respectively. Note 2):
Convertible debt (Note 18)	153,092
Deferred revenues from related parties (Note 10)	65,188	76,003
Other long-term liabilities	4,332	25,721
Total long-term liabilities	222,612	101,724
Total liabilities	1,193,895	1,480,279
Commitments and contingencies (Note 19)
SINA shareholders' equity:
Ordinary shares: $0.133 par value; 150,000 and 150,000 shares authorized; 79,115 shares issued and 69,840 shares outstanding as of December 31, 2015; 80,544 shares issued and 70,937 shares outstanding as of December 31, 2016, respectively	10,713	10,522
Treasury stock (9,275 and 9,607 shares as of December 31, 2015 and 2016, respectively)	(436,818)	(410,693)
Additional paid-in capital	2,610,173	2,211,901
Accumulated other comprehensive income	60,405	204,914
Retained earnings	435,117	548,628
Total SINA shareholders' equity	2,679,590	2,565,272
Non-controlling interests (Note 8)	411,389	311,396
Total shareholders' equity	3,090,979	2,876,668
Total liabilities and shareholders' equity	$ 4,284,874	$ 4,356,947